Asset Sales, Impairments and Exploration Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Extractive Industries [Abstract]
Summary of Significant Gains or Losses Reflected in Impairment of Producing Properties and Costs of Acquired Unproved Reserves, Goodwill Impairment and Other-Net within Costs and Expenses
The following table presents a summary of significant impairments of producing properties and costs of acquired unproved reserves and impairment of equity method investments.

	Years Ended December 31,
	2015	2014	2013
	(Millions)
Impairment of producing properties and costs of acquired unproved reserves(a)	$—	$15	$772
Impairment of equity method investment in Appalachian Basin	$—	$—	$20

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(a)	Excludes related impairments of unproved leasehold included in exploration expenses.

Summary of Exploration Expenses
The following table presents a summary of exploration expenses.

	Years Ended December 31,
	2015	2014	2013
	(Millions)
Geologic and geophysical costs	$7	$6	$12
Impairments of exploratory area well costs and dry hole costs	24	21	3
Unproved leasehold property impairments, amortization and expiration	54	74	402
Total exploration expenses	$85	$101	$417